UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560
                                                    ----------

                      GAMCO International Growth Fund, Inc.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007








TO OUR SHAREHOLDERS,

      During the second quarter of 2007, the GAMCO International Growth Fund (the "Fund") advanced 5.8% while the Morgan Stanley Capital International ("MSCI") Europe, Australasia, and the Far East ("EAFE") Index rose 6.7% and the Lipper International Multi-Cap Growth Fund Average was up 7.3%. For the six-month period ended June 30, 2007, the Fund was up 8.6% versus gains of 11.1% and 10.9% for the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                     ------------------------------------------------
                                                                                                               Since
                                                             Year to                                         Inception
                                                   Quarter    Date     1 Year    3 Year    5 Year   10 Year  (6/30/95)
----------------------------------------------------------------------------------------------------------------------

  GAMCO INTERNATIONAL GROWTH FUND
    CLASS AAA (B)..............................    5.79%     8.59%     22.06%    18.55%    14.81%   8.35%    10.38%
  MSCI EAFE Index..............................    6.67     11.09      27.54     22.75     18.21    8.04      8.91
  Lipper International Multi-Cap
    Growth Fund Average........................    7.32     10.86      27.48     21.80     17.08    7.89      9.18
  Class A......................................    5.77      8.63      22.10     18.55     14.97    8.50     10.50
                                                  (0.31)(c)  2.38(c)   15.08(c)  16.23(c)  13.62(c) 7.86(c)   9.96(c)
  Class B......................................    5.57      8.21      21.16     17.66     13.96    7.82      9.93
                                                   0.57(d)   3.21(d)   16.16(d)  16.93(d)  13.72(d) 7.82      9.93
  Class C......................................    5.57      8.20      21.19     17.73     13.77    7.73      9.86
                                                   4.57(e)   7.20(e)   20.19(e)  17.73     13.77    7.73      9.86

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.79%, 1.79%, 2.54%, AND 2.54%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares' net asset values ("NAV's") per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on July 25, 2001, January 17, 2001, and December 17, 2000, respectively. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(b) Effective February 15, 2007, Class AAA Shares are offered only to investors who were shareholders in one or more of the registered funds distributed by Gabelli & Company, Inc. prior to February 15, 2007.
(c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
(d) Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund's NAV at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.
(e) Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund's NAV at the time of purchase or sale, whichever is lower.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

GAMCO INTERNATIONAL GROWTH FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                 Beginning        Ending       Annualized     Expenses
               Account Value   Account Value     Expense    Paid During
                  01/01/07        06/30/07        Ratio       Period*
--------------------------------------------------------------------------------
GAMCO INTERNATIONAL GROWTH FUND, INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA        $1,000.00      $1,085.90         1.87%        $ 9.72
Class A          $1,000.00      $1,086.30         1.87%        $ 9.73
Class B          $1,000.00      $1,082.10         2.62%        $13.60
Class C          $1,000.00      $1,082.00         2.62%        $13.60
HYPOTHETICAL 5% RETURN
Class AAA        $1,000.00      $1,015.61         1.87%        $ 9.40
Class A          $1,000.00      $1,015.61         1.87%        $ 9.40
Class B          $1,000.00      $1,011.87         2.62%        $13.14
Class C          $1,000.00      $1,011.87         2.62%        $13.14

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

GAMCO INTERNATIONAL GROWTH FUND, INC.

Health Care ..................................       13.8%
Consumer Products ............................       10.6%
Financial Services: Banks ....................       10.3%
Food and Beverage ............................        9.7%
Metals and Mining ............................        9.4%
Energy and Utilities .........................        8.1%
Building and Construction ....................        6.1%
Retail .......................................        5.5%
Business Services ............................        4.4%
Specialty Chemicals ..........................        3.3%
Broadcasting .................................        3.1%
Financial Services: Insurance ................        2.8%
Entertainment ................................        2.6%
Diversified Industrial .......................        2.5%
Electronics ..................................        2.4%
Hotels and Gaming ............................        1.5%
Transportation ...............................        1.2%
Real Estate ..................................        1.0%
Computer Software and Services ...............        0.7%
Financial Services: Brokerage ................        0.4%
Telecommunications ...........................        0.4%
Other Assets and Liabilities (Net) ...........        0.2%
                                                    ------
                                                    100.0%
                                                    ======


The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2007. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
     SHARES                                                COST         VALUE
     ------                                                ----        ------

              COMMON STOCKS -- 99.8%
              BROADCASTING -- 3.1%
      30,000  British Sky Broadcasting
                Group plc  ........................     $   333,660   $  384,635
      56,000  Mediaset SpA ........................         481,216      578,474
      15,000  Modern Times Group MTG AB,
                Cl. B .............................         397,173      966,785
                                                        -----------  -----------
                                                          1,212,049    1,929,894
                                                        -----------  -----------
              BUILDING AND CONSTRUCTION -- 6.1%
      50,750  CRH plc, Dublin .....................         733,445    2,508,025
      16,000  Technip SA ..........................         469,202    1,322,440
                                                        -----------  -----------
                                                          1,202,647    3,830,465
                                                        -----------  -----------
              BUSINESS SERVICES -- 4.4%
      30,000  Amano Corp. .........................         521,619      422,718
      18,000  Canon Inc. ..........................         700,674    1,055,575
      20,000  Jardine Matheson
                Holdings Ltd. .....................         494,307      476,000
      17,000  Secom Co. Ltd. ......................         723,863      802,006
                                                        -----------  -----------
                                                          2,440,463    2,756,299
                                                        -----------  -----------
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
      17,000  Square Enix Co. Ltd. ................         457,695      429,380
                                                        -----------  -----------
              CONSUMER PRODUCTS -- 10.6%
      16,000  Altadis SA ..........................         240,066    1,057,430
      28,000  Assa Abloy AB, Cl. B ................         531,167      616,143
      12,000  Christian Dior SA ...................         661,130    1,552,886
      40,000  Compagnie Financiere
                Richemont SA, Cl. A ...............         822,965    2,390,851
       3,900  Swatch Group AG .....................         478,763    1,107,870
                                                        -----------  -----------
                                                          2,734,091    6,725,180
                                                        -----------  -----------
              DIVERSIFIED INDUSTRIAL -- 2.5%
      14,000  Bouygues SA .........................         400,357    1,172,994
       3,000  SMC Corp. ...........................         387,492      398,773
                                                        -----------  -----------
                                                            787,849    1,571,767
                                                        -----------  -----------
              ELECTRONICS -- 2.4%
       6,400  Fanuc Ltd. ..........................         650,281      660,565
       3,800  Keyence Corp. .......................         719,306      830,154
                                                        -----------  -----------
                                                          1,369,587    1,490,719
                                                        -----------  -----------
              ENERGY AND UTILITIES -- 8.1%
      18,000  Imperial Oil Ltd. ...................         673,425      837,944
      10,500  Petroleo Brasileiro SA, ADR .........         446,861    1,273,335
      40,000  Saipem SpA ..........................         739,422    1,364,818
       8,000  Sasol Ltd. ..........................         307,977      300,351
      16,776  Total SA ............................         640,022    1,360,168
                                                        -----------  -----------
                                                          2,807,707    5,136,616
                                                        -----------  -----------

                                                                       MARKET
     SHARES                                                COST         VALUE
     ------                                                ----        ------

              ENTERTAINMENT -- 2.6%
      55,000  Publishing and
                Broadcasting Ltd. ..................    $   372,595  $   911,442
      17,000  Vivendi .............................         357,360      731,301
                                                        -----------  -----------
                                                            729,955    1,642,743
                                                        -----------  -----------
              FINANCIAL SERVICES: BANKS -- 10.3%
      41,006  Bank of Ireland .....................         259,227      826,142
      40,000  Barclays plc ........................         511,560      556,516
       4,000  Deutsche Bank AG ....................         555,847      582,205
      32,000  Standard Chartered plc ..............         626,600    1,043,756
      65,000  The Shizuoka Bank Ltd. ..............         645,796      659,534
      24,000  UBS AG ..............................         689,862    1,435,304
      75,000  UniCredito Italiano SpA .............         547,087      669,870
      35,000  Westpac Banking Corp. ...............         550,221      760,016
                                                        -----------  -----------
                                                          4,386,200    6,533,343
                                                        -----------  -----------
              FINANCIAL SERVICES: BROKERAGE -- 0.4%
       2,100  Partners Group ......................         289,404      281,781
                                                        -----------  -----------
              FINANCIAL SERVICES: INSURANCE -- 2.8%
       4,000  Allianz SE ..........................         490,547      938,140
      55,000  Aviva plc ...........................         577,163      816,460
                                                        -----------  -----------
                                                          1,067,710    1,754,600
                                                        -----------  -----------
              FOOD AND BEVERAGE -- 9.7%
      40,000  Ajinomoto Co. Inc. ..................         474,603      460,729
      29,000  ARIAKE JAPAN Co. Ltd. ...............         693,462      545,056
      65,000  Cadbury Schweppes plc. ..............         669,773      882,207
      15,000  Cermaq ASA ..........................         233,129      260,402
      20,000  Coca-Cola Hellenic
                Bottling Co. SA ...................         270,014      920,349
      50,000  Diageo plc ..........................         445,045    1,039,246
     500,000  Marine Harvest+ .....................         455,684      539,899
       5,400  Pernod-Ricard SA ....................         325,884    1,192,252
      35,000  Tesco plc ...........................         304,622      292,835
                                                        -----------  -----------
                                                          3,872,216    6,132,975
                                                        -----------  -----------
              HEALTH CARE -- 13.8%
      11,626  AstraZeneca plc, Stockholm ..........         453,537      621,300
       6,000  Cochlear Ltd. .......................         291,000      309,810
      28,140  GlaxoSmithKline plc .................         804,631      733,047
      23,000  Novartis AG .........................         883,176    1,291,233
       8,500  Roche Holding AG ....................         871,315    1,506,086
       5,000  Sanofi-Aventis ......................         344,543      403,937
      55,000  Smith & Nephew plc ..................         498,074      681,450
       3,000  Straumann Holding AG ................         617,094      841,006
       5,500  Synthes Inc. ........................         372,080      661,441
      11,500  Takeda Pharmaceutical
                Co. Ltd. ..........................         586,881      742,917
       9,500  William Demant Holding A/S+ .........         429,084      940,899
                                                        -----------  -----------
                                                          6,151,415    8,733,126
                                                        -----------  -----------

                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                       MARKET
     SHARES                                                COST         VALUE
     ------                                                ----        ------

              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING -- 1.5%
      13,429  InterContinental Hotels
                Group plc .........................     $   319,378  $   333,587
      70,000  Ladbrokes plc .......................         783,597      605,172
                                                        -----------  -----------
                                                          1,102,975      938,759
                                                        -----------  -----------
              METALS AND MINING -- 9.4%
      29,000  Anglo American plc ..................       1,106,323    1,702,642
      65,500  Harmony Gold
                Mining Co. Ltd.+ ..................         442,997      930,662
      12,000  Rio Tinto plc .......................         624,492      918,046
      40,666  Xstrata plc .........................         872,777    2,420,969
                                                        -----------  -----------
                                                          3,046,589    5,972,319
                                                        -----------  -----------
              REAL ESTATE -- 1.0%
      50,000  Cheung Kong (Holdings) Ltd. .........         585,811      655,179
       1,562  Prosperity REIT .....................             439          315
                                                        -----------  -----------
                                                            586,250      655,494
                                                        -----------  -----------
              RETAIL -- 5.5%
      12,500  Hennes & Mauritz AB, Cl. B ..........         512,879      739,075
      20,000  Next plc ............................         526,629      802,945
      28,400  Seven & I Holdings Co. Ltd. .........         832,179      811,825
      50,000  Woolworths Ltd. .....................         686,495    1,142,646
                                                        -----------  -----------
                                                          2,558,182    3,496,491
                                                        -----------  -----------
              SPECIALTY CHEMICALS -- 3.3%
      13,000  Bayer AG ............................         546,914      984,330
     115,000  Tokai Carbon Co. Ltd. ...............         495,327    1,075,973
                                                        -----------  -----------
                                                          1,042,241    2,060,303
                                                        -----------  -----------

                                                                       MARKET
     SHARES                                                COST         VALUE
     ------                                                ----        ------

              TELECOMMUNICATIONS -- 0.4%
      15,000  Tele2 AB, Cl. B .....................     $   250,411  $   244,675
                                                        -----------  -----------
              TRANSPORTATION -- 1.2%
      35,000  Asciano Group+ ......................         286,110      300,588
      35,000  Toll Holdings Ltd. ..................         379,263      428,898
                                                        -----------  -----------
                                                            665,373      729,486
                                                        -----------  -----------
              TOTAL COMMON STOCKS..................      38,761,009   63,046,415
                                                        -----------  -----------
              TOTAL
                INVESTMENTS -- 99.8% ..............     $38,761,009   63,046,415
                                                        ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.2% ..........      130,491
                                                                     -----------
              NET ASSETS -- 100.0% ................................  $63,176,906
                                                                     ===========
----------------
 +     Non-income producing security.
 ADR  American Depository Receipt
 REIT Real Estate Investment Trust



                                       % OF
                                       MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION             VALUE       VALUE
--------------------------             -----       -----
Europe...........................       71.6%   $45,162,582
Japan............................       14.1      8,895,205
Asia/Pacific.....................        7.1      4,508,895
Latin America....................        2.8      1,749,335
North America....................        2.4      1,499,385
South Africa.....................        2.0      1,231,013
                                       ------   -----------
                                       100.0%   $63,046,415
                                       ======   ===========





                 See accompanying notes to financial statements.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================
ASSETS:
  Investments, at value (cost $38,761,009)...........   $63,046,415
  Foreign currency, at value (cost $16) .............            16
  Receivable for investments sold ...................       197,794
  Receivable for Fund shares sold ...................        20,453
  Dividends receivable ..............................       162,469
  Prepaid expense ...................................         2,087
                                                        -----------
  TOTAL ASSETS ......................................    63,429,234
                                                        -----------
LIABILITIES:
  Payable to custodian ..............................       109,799
  Payable for Fund shares redeemed ..................         5,464
  Payable for investment advisory fees ..............        53,658
  Payable for distribution fees .....................        13,472
  Payable for legal and audit fees ..................        25,262
  Payable for shareholder services fees .............        18,120
  Payable for accounting fees .......................         3,872
  Other accrued expenses ............................        22,681
                                                        -----------
  TOTAL LIABILITIES .................................       252,328
                                                        -----------
  NET ASSETS applicable to 2,368,016
    shares outstanding ..............................   $63,176,906
                                                        ===========
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value       $41,279,175
  Accumulated net investment income .................       322,483
  Accumulated net realized loss on investments
    and foreign currency transactions ...............    (2,710,418)
  Net unrealized appreciation on investments             24,285,406
  Net unrealized appreciation on foreign
    currency translations ...........................           260
                                                        -----------
  NET ASSETS ........................................   $63,176,906
                                                        ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($62,649,174 / 2,348,273 shares
    outstanding; 375,000,000 shares authorized)......        $26.68
                                                             ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($437,536 / 16,237 shares outstanding;
    250,000,000 shares authorized)...................        $26.95
                                                             ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price)...........................        $28.59
                                                             ======
  CLASS B:
  Net Asset Value and offering price per share
    ($32,394 / 1,248 shares outstanding;
    125,000,000 shares authorized)...................        $25.96(a)
                                                             ======
  CLASS C:
  Net Asset Value and offering price per share
    ($57,802 / 2,258 shares outstanding;
    125,000,000 shares authorized)...................        $25.60(a)
                                                             ======
--------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $52,899)            $  908,980
  Interest ..........................................           779
                                                         ----------
  TOTAL INVESTMENT INCOME ...........................       909,759
                                                         ----------
EXPENSES:
  Investment advisory fees ..........................       314,232
  Distribution fees - Class AAA .....................        77,986
  Distribution fees - Class A .......................           464
  Distribution fees - Class B .......................           158
  Distribution fees - Class C .......................           275
  Shareholder communications expenses ...............        30,989
  Shareholder services fees .........................        27,556
  Legal and audit fees ..............................        27,339
  Custodian fees ....................................        24,329
  Accounting fees ...................................        22,621
  Registration expenses .............................        18,325
  Interest expense ..................................        13,723
  Directors' fees ...................................         6,753
  Miscellaneous expenses ............................        22,609
                                                         ----------
  TOTAL EXPENSES ....................................       587,359
  Less: Custodian fee credits .......................            (2)
                                                         ----------
  NET EXPENSES ......................................       587,357
                                                         ----------
  NET INVESTMENT INCOME .............................       322,402
                                                         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..................     3,131,816
  Net realized loss on foreign
    currency transactions ...........................          (390)
                                                         ----------
  Net realized gain on investments and
    foreign currency transactions ...................     3,131,426
                                                         ----------
  Net change in unrealized appreciation/
    depreciation on investments .....................     1,685,840
  Net change in unrealized appreciation/
    depreciation on foreign currency translations ...        (1,335)
                                                         ----------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...........................     1,684,505
                                                         ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .............     4,815,931
                                                         ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .................................    $5,138,333
                                                         ==========

                 See accompanying notes to financial statements.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2007           YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2006
                                                                              -----------------    -------------------
OPERATIONS:
  Net investment income...................                                       $    322,402           $ 1,105,460
  Net realized gain on investments and foreign currency transactions..........      3,131,426             5,378,271
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ....                                          1,684,505             5,784,122
                                                                                 ------------           -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  .............               5,138,333            12,267,853
                                                                                 ------------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA.................................................................             --            (1,104,645)
    Class A...................................................................             --                (5,762)
    Class B...................................................................             --                  (662)
    Class C...................................................................             --                  (827)
                                                                                 ------------           -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................             --            (1,111,896)
                                                                                 ------------           -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ................................................................     (7,027,763)           (6,073,987)
    Class A ..................................................................         75,663                33,686
    Class B ..................................................................        (28,799)                  453
    Class C ..................................................................          1,852                30,443
                                                                                 ------------           -----------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS..................     (6,979,047)           (6,009,405)
                                                                                 ------------           -----------
  REDEMPTION FEES ............................................................            119                    81
                                                                                 ------------           -----------
  NET INCREASE (DECREASE) IN NET ASSETS.......................................     (1,840,595)            5,146,633
NET ASSETS:
  Beginning of period ........................................................     65,017,501            59,870,868
                                                                                 ------------           -----------
  End of period (including undistributed net investment income of
    $322,483 and $81, respectively) ..........................................    $63,176,906           $65,017,501
                                                                                  ===========           ===========





                 See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. GAMCO International Growth Fund, Inc. (the "Fund"), formerly Gabelli International Growth Fund, Inc., was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on June 30,1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================
FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

    DISTRIBUTIONS PAID FROM:
    Ordinary income......................................        $1,111,896
                                                                 ----------
    Total distributions paid.............................        $1,111,896
                                                                 ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2006, the Fund had net capital loss carryforwards for the federal income tax purposes of $5,278,666, which are available to reduce future required distributions of net capital gains to shareholders. $2,552,760 of the loss carryforward is available through 2010 and $2,725,906 is available through 2011.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                  GROSS              GROSS
                                               UNREALIZED         UNREALIZED       NET UNREALIZED
                                  COST        APPRECIATION       DEPRECIATION       APPRECIATION
                                  ----        ------------       ------------       ------------
  Investments...............  $38,775,203      $24,896,469         $(625,257)       $24,271,212

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Fund are below $100 million, the Fund pays each Director that is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Fund are in excess of $100 million, the Fund pays each Independent Director an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term U.S. Government securities, aggregated $5,459,899 and $9,321,879, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, Gabelli & Company informed the Fund that it received $1,031 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2007 was $220,530, with a weighted average interest rate of 6.00%. The maximum amount borrowed at any time during the six months ended June 30, 2007 was $703,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Effective February 15, 2007, Class AAA Shares are offered only to investors who were shareholders prior to that date in one or more of the registered funds distributed by Gabelli & Company. Class AAA Shares are offered to these investors only through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $119 and $81, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================



Transactions in shares of capital stock were as follows:

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2007               YEAR ENDED
                                                                       (UNAUDITED)             DECEMBER 31, 2006
                                                                  ---------------------      ----------------------
                                                                   SHARES      AMOUNT         SHARES      AMOUNT
                                                                  --------  -----------      --------  ------------
                                                                        CLASS AAA                  CLASS AAA
                                                                  ---------------------      ----------------------
Share sold................................................          98,202  $ 2,491,984       695,817  $ 15,649,575
Share issued upon reinvestment of distributions...........              --           --        40,739       995,655
Shares redeemed...........................................        (378,167)  (9,519,747)     (994,956)  (22,719,217)
                                                                  --------  -----------      --------  ------------
  Net decrease............................................        (279,965) $(7,027,763)     (258,400) $ (6,073,987)
                                                                  ========  ===========      ========  ============
                                                                         CLASS A                    CLASS A
                                                                  ---------------------      ----------------------
Share sold................................................           3,842  $   101,227         6,059  $    138,288
Share issued upon reinvestment of distributions...........              --           --           151         3,740
Shares redeemed...........................................          (1,063)     (25,564)       (4,857)     (108,342)
                                                                  --------  -----------      --------  ------------
  Net increase............................................           2,779  $    75,663         1,353  $     33,686
                                                                  ========  ===========      ========  ============
                                                                         CLASS B                    CLASS B
                                                                  ---------------------      ----------------------
Share issued upon reinvestment of distributions...........              --           --            19  $        463
Shares redeemed...........................................          (1,206) $   (28,799)           (1)          (10)
                                                                  --------  -----------      --------  ------------
  Net increase (decrease).................................          (1,206) $   (28,799)           18  $        453
                                                                  ========  ===========      ========  ============
                                                                         CLASS C                    CLASS C
                                                                  ---------------------      ----------------------
Share sold................................................             114  $     2,615         1,616  $     35,109
Share issued upon reinvestment of distributions...........              --           --            28           668
Shares redeemed...........................................             (31)        (763)         (228)       (5,334)
                                                                  --------  -----------      --------  ------------
  Net increase............................................              83  $     1,852         1,416  $     30,443
                                                                  ========  ===========      ========  ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS           DISTRIBUTIONS
                        --------------------------------------  -------------------------
                                         Net
              Net Asset      Net     Realized and      Total
  Period        Value,   Investment   Unrealized       from        Net
   Ended      Beginning    Income/  Gain/(Loss) on  Investment  Investment      Total
December 31   of Period   (Loss)(a)  Investments    Operations    Income    Distributions
-----------  ----------  ----------  ------------   ----------  ----------  -------------
CLASS AAA
  2007(b)     $24.57       $ 0.13      $ 1.98         $ 2.11         --           --
  2006         20.63         0.38        3.99           4.37     $(0.43)      $(0.43)
  2005         18.75         0.09        1.88           1.97      (0.09)       (0.09)
  2004         16.10         0.06        2.62           2.68      (0.05)       (0.05)
  2003         11.79         0.01        4.27           4.28      (0.01)       (0.01)
  2002         13.74         0.01       (1.95)         (1.94)     (0.01)       (0.01)
CLASS A
  2007(b)     $24.82       $ 0.14      $ 1.99         $ 2.13         --           --
  2006         20.84         0.36        4.05           4.41     $(0.43)      $(0.43)
  2005         18.92         0.11        1.88           1.99      (0.07)       (0.07)
  2004         16.28         0.07        2.61           2.68      (0.06)       (0.06)
  2003         11.91        (0.04)       4.39           4.35      (0.03)       (0.03)
  2002         13.74        (0.05)      (1.74)         (1.79)     (0.04)       (0.04)
CLASS B
  2007(b)     $24.00       $ 0.04      $ 1.92         $ 1.96         --           --
  2006         20.18         0.20        3.89           4.09     $(0.27)      $(0.27)
  2005         18.40        (0.06)       1.84           1.78         --           --
  2004         15.87        (0.04)       2.55           2.51         --           --
  2003         11.70        (0.09)       4.22           4.13         --           --
  2002         13.73        (0.09)      (1.94)         (2.03)        --           --
CLASS C
  2007(b)     $23.67       $ 0.04      $ 1.89         $ 1.93         --           --
  2006         20.00         0.00(c)     4.06           4.06     $(0.39)      $(0.39)
  2005         18.24        (0.18)       1.98           1.80      (0.04)       (0.04)
  2004         15.73        (0.07)       2.56           2.49         --           --
  2003         11.70        (0.11)       4.12           4.01         --           --
  2002         13.74        (0.10)      (1.94)         (2.04)        --           --

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------
                                                                                     Operating
                           Net Asset            Net Assets      Net                   Expense
  Period                     Value,               End of     Investment              Ratio (Net  Portfolio
   Ended       Redemption   End of     Total     Period       Income/    Operating  of Interest   Turnover
December 31      Fees(a)    Period    Return+   (in 000's)     (Loss)     Expenses    Expense)      Rate
-----------  - ----------  --------   -------   ----------   ----------   --------  -----------   ---------
CLASS AAA
  2007(b)        $0.00(c)   $26.68      8.6%      $62,649       1.03%(d)   1.87%(d)     1.82%(d)       9%
  2006            0.00(c)    24.57     21.2        64,573       1.70       1.79         1.78          18
  2005            0.00(c)    20.63     10.5        59,554       0.48       1.89         1.88          19
  2004            0.02       18.75     16.8        55,427       0.35       1.84         1.84          16
  2003            0.04       16.10     36.7        42,009       0.07       1.97         1.94          19
  2002              --       11.79    (14.1)       35,536       0.05       1.90         1.89          25
CLASS A
  2007(b)        $0.00(c)   $26.95      8.6%      $   438       1.10%(d)   1.87%(d)     1.82%(d)       9%
  2006            0.00(c)    24.82     21.1           334       1.60       1.79         1.78          18
  2005            0.00(c)    20.84     10.5           253       0.56       1.89         1.88          19
  2004            0.02       18.92     16.8           202       0.40       1.84         1.84          16
  2003            0.05       16.28     36.7            90      (0.29)      1.93         1.90          19
  2002              --       11.91    (13.1)            1      (0.36)      1.43         1.43          25
CLASS B
  2007(b)        $0.00(c)   $25.96      8.2%      $    32       0.29%(d)   2.62%(d)     2.57%(d)       9%
  2006            0.00(c)    24.00     20.2            59       0.91       2.54         2.53          18
  2005            0.00(c)    20.18      9.7            49      (0.31)      2.63         2.62          19
  2004            0.02       18.40     15.9            84      (0.23)      2.59         2.59          16
  2003            0.04       15.87     35.6            22      (0.73)      2.71         2.69          19
  2002              --       11.70    (14.8)           14      (0.69)      2.65         2.64          25
CLASS C
  2007(b)        $0.00(c)   $25.60      8.2%      $    58       0.33%(d)   2.62%(d)     2.57%(d)       9%
  2006            0.00(c)    23.67     20.2            52      (0.01)      2.54         2.53          18
  2005            0.00(c)    20.00      9.9            15      (0.95)      2.62         2.61          19
  2004            0.02       18.24     16.0             5      (0.40)      2.59         2.59          16
  2003            0.02       15.73     34.4             5      (0.84)      2.82         2.82          19
  2002              --       11.70    (14.9)            3      (0.78)      2.61         2.61          25

-----------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the period ended June 30, 2007, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.


                 See accompanying notes to financial statements.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of the GAMCO International Growth Fund, Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 21, 2007, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The Independent Board Members considered investment performance for the Fund over various periods of time as compared to the performance of such Fund's Lipper, Inc. peer group. The
Independent Board Members recognized that the Fund had experienced underperformance but they were satisfied with actions the Adviser was taking to address performance matters. The Independent Board Members agreed to continue to monitor performance as they had been on an ongoing basis.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs and pro forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. OTHER RELEVANT CONSIDERATIONS.

(A) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. In considering the Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that performance matters were being addressed and other services were satisfactory and fees were reasonable and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                     Werner J. Roeder, MD
CHAIRMAN AND CHIEF                        MEDICAL DIRECTOR
EXECUTIVE OFFICER                         LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

Anthony J. Colavita                       Anthonie C. van Ekris
ATTORNEY-AT-LAW                           CHAIRMAN
ANTHONY J. COLAVITA, P.C.                 BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                              Bruce N. Alpert
PORTFOLIO MANAGER                         PRESIDENT

James E. McKee                            Agnes Mullady
SECRETARY                                 TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB009Q207SR



                                                                           GAMCO




GAMCO
INTERNATIONAL
GROWTH
FUND,
INC.











                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO International Growth Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.